Revenue and Segment Analysis - Summary of Analysis by Business Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	£ 7,874	£ 7,492	£ 7,341
Adjusted operating profit	2,491	2,346	2,284
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,874	7,492	7,341
Adjusted operating profit	2,496	2,351	2,289
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure of operating segments [line items]
Revenue	2,637	2,538	2,473
Adjusted operating profit	982	942	914
Operating segments [member] | Risk & business analytics [member]
Disclosure of operating segments [line items]
Revenue	2,316	2,117	2,073
Adjusted operating profit	853	776	760
Operating segments [member] | Legal [member]
Disclosure of operating segments [line items]
Revenue	1,652	1,618	1,686
Adjusted operating profit	330	320	328
Operating segments [member] | Exhibitions [member]
Disclosure of operating segments [line items]
Revenue	1,269	1,219	1,109
Adjusted operating profit	331	313	287
Unallocated amounts [member]
Disclosure of operating segments [line items]
Adjusted operating profit	£ (5)	£ (5)	£ (5)